iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  12 .1%
Axon Enterprise, Inc.
(a)
..................... 15,752 $ 3,923,193
Boeing Co. (The)
(a)
........................ 124,895 26,357,841
BWX Technologies, Inc. .................... 20,496 1,670,014
Curtiss-Wright Corp. ....................... 8,543 1,901,416
General Dynamics Corp. .................... 54,813 14,524,897
HEICO Corp. ........................... 10,083 1,810,806
HEICO Corp. , Class A ...................... 18,203 2,575,178
Howmet Aerospace, Inc. .................... 84,888 4,775,799
Huntington Ingalls Industries, Inc. .............. 8,763 2,268,916
L3Harris Technologies, Inc. .................. 42,348 8,826,170
Lockheed Martin Corp. ..................... 49,620 21,307,324
Mercury Systems, Inc.
(a) (b)
................... 12,040 357,106
Northrop Grumman Corp. ................... 32,057 14,321,785
RTX Corp. ............................. 322,097 29,349,479
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 23,234 638,006
Textron, Inc. ............................ 43,795 3,709,874
TransDigm Group, Inc. ..................... 11,860 12,959,185
Woodward, Inc. .......................... 13,424 1,849,425
153,126,414
a
Air Freight & Logistics  —  3 .4%
CH Robinson Worldwide, Inc. ................ 25,705 2,161,534
Expeditors International of Washington, Inc. ....... 32,952 4,162,826
FedEx Corp. ............................ 51,932 12,530,672
GXO Logistics, Inc.
(a)
...................... 26,259 1,427,964
United Parcel Service, Inc. , Class B ............ 162,200 23,016,180
43,299,176
a
Building Products  —  4 .9%
A O Smith Corp. ......................... 27,012 2,096,401
Advanced Drainage Systems, Inc.
(b)
............ 15,301 1,995,556
Allegion PLC ............................ 19,638 2,432,952
Armstrong World Industries, Inc. ............... 9,836 975,830
AZEK Co., Inc. (The) , Class A
(a)
............... 29,566 1,140,065
Builders FirstSource, Inc.
(a)
.................. 27,520 4,781,050
Carlisle Companies, Inc. .................... 10,826 3,402,179
Carrier Global Corp. ....................... 186,519 10,204,454
Fortune Brands Innovations, Inc. .............. 28,283 2,194,478
Hayward Holdings, Inc.
(a)
.................... 29,588 370,442
Johnson Controls International PLC ............ 152,279 8,023,580
Lennox International, Inc. ................... 7,144 3,058,775
Masco Corp. ............................ 50,293 3,384,216
Owens Corning .......................... 19,794 2,999,385
Trane Technologies PLC .................... 50,979 12,849,257
Trex Co., Inc.
(a)
.......................... 24,374 1,985,993
61,894,613
a
Chemicals  —  2 .7%
Axalta Coating Systems Ltd.
(a)
................ 49,658 1,609,912
DuPont de Nemours, Inc. ................... 102,786 6,352,175
PPG Industries, Inc. ....................... 52,545 7,410,947
RPM International, Inc. ..................... 28,433 3,032,664
Sherwin-Williams Co. (The) .................. 53,264 16,212,496
34,618,194
a
Commercial Services & Supplies  —  1 .5%
Cintas Corp. ............................ 19,396 11,726,240
MSA Safety, Inc. ......................... 8,274 1,365,458
Tetra Tech, Inc. .......................... 11,822 1,870,004
Veralto Corp. ............................ 49,135 3,768,163
Vestis Corp. ............................ 26,070 557,898
19,287,763
a
Security Shares Value
a
Construction & Engineering  —  1 .3%
AECOM ............................... 29,381 $ 2,591,111
EMCOR Group, Inc. ....................... 10,355 2,362,079
MasTec, Inc.
(a)
........................... 13,990 918,723
MDU Resources Group, Inc. ................. 45,353 884,837
Quanta Services, Inc.
(b)
..................... 32,175 6,243,559
Valmont Industries, Inc. ..................... 4,623 1,043,457
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 43,053 2,036,407
16,080,173
a
Construction Materials  —  1 .2%
Eagle Materials, Inc. ....................... 7,753 1,754,349
Martin Marietta Materials, Inc. ................ 13,817 7,024,839
Vulcan Materials Co. ...................... 29,656 6,702,553
15,481,741
a
Consumer Finance  —  3 .3%
American Express Co. ..................... 129,926 26,081,345
Capital One Financial Corp. .................. 84,870 11,484,609
Synchrony Financial ....................... 92,201 3,583,853
41,149,807
a
Containers & Packaging  —  1 .8%
Amcor PLC ............................. 322,169 3,038,054
AptarGroup, Inc. ......................... 14,680 1,906,638
Ardagh Group SA
(a)
....................... 5,329 37,863
Ardagh Metal Packaging SA ................. 31,843 117,501
Ball Corp. .............................. 68,952 3,823,388
Berry Global Group, Inc. .................... 26,763 1,751,906
Crown Holdings, Inc. ...................... 23,721 2,099,308
Graphic Packaging Holding Co. ............... 68,337 1,743,277
Packaging Corp. of America ................. 19,784 3,281,770
Sealed Air Corp. ......................... 31,126 1,075,403
Silgan Holdings, Inc. ....................... 18,618 855,311
Sonoco Products Co. ...................... 21,893 1,245,712
Westrock Co. ........................... 56,842 2,288,459
23,264,590
a
Diversified Consumer Services  —  0 .0%
ADT, Inc. .............................. 46,442 303,266
a
Electrical Equipment  —  4 .8%
Acuity Brands, Inc. ........................ 6,987 1,664,024
AMETEK, Inc. ........................... 51,488 8,343,630
Eaton Corp. PLC ......................... 89,192 21,948,367
Emerson Electric Co. ...................... 127,812 11,724,195
Generac Holdings, Inc.
(a) (b)
................... 13,647 1,551,255
Hubbell, Inc. ............................ 11,988 4,022,813
nVent Electric PLC ........................ 36,844 2,212,114
Regal Rexnord Corp. ...................... 14,845 1,981,214
Rockwell Automation, Inc. ................... 25,723 6,515,121
Sensata Technologies Holding PLC ............ 33,594 1,215,095
61,177,828
a
Electronic Equipment, Instruments & Components  —  1 .6%
Cognex Corp. ........................... 38,783 1,401,618
Crane NXT Co. .......................... 10,805 629,715
Keysight Technologies, Inc.
(a)
................. 39,720 6,087,487
Littelfuse, Inc. ........................... 5,435 1,314,726
Teledyne Technologies, Inc.
(a)
................. 10,429 4,364,224
Trimble, Inc.
(a)
........................... 55,071 2,800,911
Vontier Corp. ............................ 34,673 1,199,339
Zebra Technologies Corp. , Class A
(a)
............ 11,447 2,742,129
20,540,149
a

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Financial Services  —  20 .0%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 50,527 $ 2,046,849
Block, Inc. , Class A
(a)
...................... 121,374 7,890,524
Euronet Worldwide, Inc.
(a)
................... 10,607 1,056,987
Fidelity National Information Services, Inc. ........ 132,531 8,251,380
Fiserv, Inc.
(a)
............................ 133,895 18,995,684
FleetCor Technologies, Inc.
(a)
................. 16,137 4,678,600
Global Payments, Inc. ..................... 57,723 7,690,435
Jack Henry & Associates, Inc. ................ 16,347 2,710,823
Mastercard, Inc. , Class A .................... 185,971 83,543,752
NCR Atleos Corp.
(a)
....................... 14,889 333,365
PayPal Holdings, Inc.
(a)
..................... 245,915 15,086,885
Shift4 Payments, Inc. , Class A
(a)
............... 12,031 863,946
Visa, Inc. , Class A ........................ 357,285 97,631,699
Western Union Co. (The) ................... 68,980 867,079
WEX, Inc.
(a)
............................. 9,584 1,958,874
253,606,882
a
Ground Transportation  —  6 .6%
CSX Corp. ............................. 441,912 15,776,258
JB Hunt Transport Services, Inc. .............. 18,415 3,701,047
Knight-Swift Transportation Holdings, Inc. , Class A .. 34,989 2,007,669
Landstar System, Inc. ...................... 8,031 1,539,703
Norfolk Southern Corp. ..................... 50,878 11,968,541
Old Dominion Freight Line, Inc. ............... 22,080 8,633,722
Ryder System, Inc. ........................ 9,816 1,114,803
Saia, Inc.
(a)
............................. 5,943 2,677,797
Schneider National, Inc. , Class B .............. 11,811 289,606
Union Pacific Corp. ....................... 136,527 33,303,031
XPO, Inc.
(a) (b)
............................ 25,485 2,177,438
83,189,615
a
Household Durables  —  0 .3%
Mohawk Industries, Inc.
(a)
................... 11,852 1,235,571
TopBuild Corp.
(a)
......................... 7,088 2,616,393
3,851,964
a
Industrial Conglomerates  —  5 .8%
3M Co. ................................ 123,138 11,618,070
General Electric Co. ....................... 242,825 32,154,887
Honeywell International, Inc. ................. 149,124 30,161,820
73,934,777
a
IT Services  —  4 .1%
Accenture PLC , Class A .................... 141,527 51,498,845
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 15,593 1,258,043
a
Life Sciences Tools & Services  —  0 .8%
Mettler-Toledo International, Inc.
(a)
............. 4,876 5,837,499
Waters Corp.
(a)
.......................... 13,106 4,163,907
10,001,406
a
Machinery  —  14 .7%
AGCO Corp. ............................ 14,043 1,717,880
Allison Transmission Holdings, Inc. ............. 19,973 1,209,165
Caterpillar, Inc. .......................... 114,281 34,319,727
CNH Industrial N.V. ....................... 218,725 2,624,700
Crane Co.
(b)
............................ 10,724 1,330,956
Cummins, Inc. ........................... 31,742 7,595,861
Deere & Co. ............................ 59,363 23,364,090
Donaldson Co., Inc. ....................... 27,170 1,754,910
Dover Corp. ............................ 31,223 4,676,581
Esab Corp. ............................. 12,582 1,081,926
Flowserve Corp. ......................... 29,229 1,167,114
Fortive Corp. ............................ 79,162 6,188,885
Security Shares Value
a
Machinery (continued)
Gates Industrial Corp. PLC
(a)
................. 25,077 $ 322,992
Graco, Inc. ............................. 37,359 3,186,723
IDEX Corp. ............................. 16,913 3,577,099
Illinois Tool Works, Inc. ..................... 67,042 17,491,258
Ingersoll Rand, Inc. ....................... 90,597 7,235,076
ITT, Inc. ............................... 18,502 2,234,672
Lincoln Electric Holdings, Inc. ................ 12,477 2,772,639
Middleby Corp. (The)
(a)
..................... 11,928 1,682,683
Nordson Corp. ........................... 12,791 3,219,751
Oshkosh Corp. .......................... 14,629 1,610,653
Otis Worldwide Corp. ...................... 92,546 8,184,768
PACCAR, Inc. ........................... 114,784 11,523,166
Parker-Hannifin Corp. ...................... 28,610 13,289,345
Pentair PLC ............................ 36,648 2,681,534
Snap-on, Inc. ........................... 11,638 3,374,205
Stanley Black & Decker, Inc. ................. 34,241 3,194,685
Toro Co. (The) ........................... 23,290 2,153,859
Westinghouse Air Brake Technologies Corp. ....... 39,909 5,250,827
Xylem, Inc. ............................. 53,081 5,968,428
185,986,158
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 13,269 1,043,740
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 14,305 951,998
a
Professional Services  —  5 .0%
Automatic Data Processing, Inc. ............... 92,630 22,766,601
Booz Allen Hamilton Holding Corp. , Class A ....... 28,677 4,036,861
Equifax, Inc. ............................ 27,276 6,664,618
FTI Consulting, Inc.
(a)
...................... 7,463 1,429,986
Genpact Ltd. ............................ 39,598 1,421,568
Jacobs Solutions, Inc. ...................... 28,147 3,793,371
ManpowerGroup, Inc. ...................... 11,003 815,762
Paychex, Inc. ........................... 72,139 8,781,481
Paylocity Holding Corp.
(a)
................... 9,426 1,493,173
Robert Half, Inc. ......................... 23,180 1,843,737
TransUnion ............................. 43,167 2,986,725
Verisk Analytics, Inc. ....................... 31,942 7,714,951
63,748,834
a
Semiconductors & Semiconductor Equipment  —  0 .1%
MKS Instruments, Inc. ..................... 14,914 1,587,595
a
Software  —  0 .7%
BILL Holdings, Inc.
(a)
....................... 23,024 1,797,023
Fair Isaac Corp.
(a)
......................... 5,422 6,500,056
8,297,079
a
Trading Companies & Distributors  —  2 .8%
Air Lease Corp. , Class A .................... 23,051 963,762
Core & Main, Inc. , Class A
(a)
.................. 36,527 1,508,930
Ferguson PLC ........................... 45,716 8,588,208
MSC Industrial Direct Co., Inc. , Class A .......... 10,528 1,038,903
United Rentals, Inc. ....................... 15,144 9,471,058
Watsco, Inc. ............................ 7,421 2,901,463
WESCO International, Inc. ................... 9,919 1,721,145
WW Grainger, Inc. ........................ 9,889 8,856,984
35,050,453
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,206,691,055 ) ............................... 1,264,231,103

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 10,872,407 $ 10,878,930
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 2,153,140 2,153,140
a
Total Short-Term Securities — 1.0%
(Cost: $ 13,028,718 ) ................................. 13,032,070
Total Investments — 100.8%
(Cost: $ 1,219,719,773 ) ............................... 1,277,263,173
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (10,397,038)
Net Assets — 100.0% ................................. $ 1,266,866,135
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,936,866  $ 938,029
(a)
$ —  $ 4,359  $ (324) $ 10,878,930  10,872,407  $ 23,544
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,899,968  253,172
(a)
—  —  —  2,153,140  2,153,140  74,261  —
$ 4,359  $ (324)
$ 13,032,070
$ 97,805  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 20 03/15/24 $ 2,288 $ 55,451
E-Mini Technology Select Sector Index ....................................................... 1 03/15/24 200 13,037
$ 68,488

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Industrials ETF
4
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,264,193,240  $ 37,863  $ —  $ 1,264,231,103
Short-Term Securities
Money Market Funds ...................................... 13,032,070  —  —  13,032,070
$ 1,277,225,310  $ 37,863  $ —  $ 1,277,263,173
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 68,488  $ —  $ —  $ 68,488
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)